Fees Summary	Apr. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,662,000
Previously Paid Amount	0.00
Total Fee Amount	229.52
Total Offset Amount	0.00
Net Fee	229.52
Narrative - Max Aggregate Offering Price	$ 1,662,000
Final Prospectus	true